INVENTORY - Changes in Impairment Losses on Inventory (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Effects of movements in foreign exchange in the balance sheet	R$ (32.2)	R$ 0.2
Write-off	(455.2)	(286.6)
Inventory Provision [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2022	(160.2)	(157.8)	R$ (141.1)
Effects of movements in foreign exchange in the balance sheet	17.8	(2.0)
Provisions	(305.8)	(191.6)
Write-off	R$ 285.6	R$ 176.9